State Street Institutional Investment Trust

SUPPLEMENT DATED DECEMBER 9, 2014

TO

PROSPECTUS

DATED OCTOBER 8, 2014

State Street Clarion Global Real Estate Income Fund

Class A (SSRLX)

Class C (SSRNX)

Class I (SSRQX)

Class K (SSRTX)

Effective immediately, the following replaces the sixth paragraph on page 2 of the Prospectus under the title “Principal Investment Strategies.”

The Fund will generally hold securities of issuers economically tied to at least 7 countries, including the United States, and will generally invest at least 30% of its assets in securities of issuers economically tied to countries other than the United States, which may include both developed and emerging markets countries.